SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Disclosure of detailed information about warrants, valuation assumptions [Table Text Block]
Warrants issued	1,500,000
Exercise price	$0.85
Market price	$0.73
Expected term (years)	5.0
Expected share price volatility	61.3%
Average risk-free interest rate	1.07%
Expected dividend yield	—

FAIR VALUE ASSIGNED	$351,000